Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue [Abstract]
Schedule of timing of revenue recognition

	Three Months Ended June 30,		Six Months Ended June 30,	January 10, 2019 (Inception) to June 30,
(Amounts in US$'s)	2020	2019	2020	2019
Timing of revenue recognition:
Services and products transferred at a point in time	$2,953,382	$463,122	$5,115,420	$464,325
Services and products transferred over time	56,711	522,875	379,877	538,586
Total revenue	$3,010,093	$985,997	$5,495,297	$1,002,911

(Amounts in US$'s)	January 10, 2019 (Inception) to December 31, 2019
Timing of revenue recognition:
Services and products transferred at a point in time	$2,803,026
Services and products transferred over time	1,909,186
Total revenue	$4,712,212

Schedule of revenue by products and services

	Three Months Ended June 30,		Six Months Ended June 30,	January 10, 2019 (Inception) to June 30,
(Amounts in US$'s)	2020	2019	2020	2019
Revenue by products and services:
Products	$2,697,266	$463,122	$4,571,616	$464,325
Services	312,827	522,875	923,681	538,586
Total revenue	$3,010,093	$985,997	$5,495,297	$1,002,911

(Amounts in US$'s)	January 10, 2019 (Inception) to December 31, 2019
Revenue by products and services:
Products	$2,702,410
Services	2,009,802
Total revenue	$4,712,212

Schedule of revenue by geography

	Three Months Ended June 30,		Six Months Ended June 30,	January 10, 2019 (Inception) to June 30,
(Amounts in US$'s)	2020	2019	2020	2019
Revenue by geography:
North America	$2,735,074	$186,341	$4,924,750	$203,255
International	275,019	799,656	570,547	799,656
Total revenue	$3,010,093	$985,997	$5,495,297	$1,002,911

(Amounts in US$'s)	January 10, 2019 (Inception) to December 31, 2019
Revenue by geography:
North America	$3,476,977
International	1,235,235
Total revenue	$4,712,212

Schedule of contract liabilities related to contract with customers
(Amounts in US$'s)	Total
Balance at December 31, 2019	$302,815
Increase	50,699
Balance at June 30, 2020	$353,514